Shares, Service and Premier Shares | NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO
PRIME OBLIGATIONS PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Shares, Service and Premier Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO (USD $)	Shares	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Shares, Service and Premier Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO		Shares	Service Shares	Premier Shares
Management Fees	[1]	0.13%	0.13%	0.13%
Other Expenses	[1]	0.04%	0.29%	0.54%
Transfer Agent Fees	[1]	0.02%	0.02%	0.02%
Service Fees	[1]	none	0.25%	0.50%
Other Operating Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	[1]	0.17%	0.42%	0.67%
Expense Reimbursement	[1][2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Expense Reimbursement	[1]	0.15%	0.40%	0.65%
[1]	The expense information has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the "Total Annual Portfolio Operating Expenses" exceed 0.15%. The "Total Annual Portfolio Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Shares, Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Shares, Service and Premier Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Shares	15	53	94	215
Service Shares	41	133	233	528
Premier Shares	66	212	371	833

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:
  Obligations of U.S. banks (including obligations of foreign branches of such banks);
  Obligations of foreign commercial banks;
  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
  Corporate bonds, notes, paper and other instruments that are of high quality;
  Asset-backed securities and asset-backed commercial paper;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
  Repurchase agreements; and
  Municipal securities issued or guaranteed by state or local governmental bodies.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.
PRINCIPAL RISKS
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

REGULATORY RISK is the risk associated with the SEC’s recently adopted changes to the rules that govern money market funds. These changes will, among other things, (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from a fund, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. These changes may affect the Portfolio’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the Portfolio’s investment adviser is evaluating the potential impact of these changes, which have a phase-in compliance period ranging from July 2015 through October 2016.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s web site at www.northerninstitutionalfunds.com or by calling 800-637-1380.
CALENDAR YEAR TOTAL RETURN (SHARES)*

*For the periods shown in the bar chart above, the highest quarterly return was 1.31% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the third quarter of 2014.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns Shares, Service and Premier Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	Aug. 21, 2003	0.02%	0.08%	1.61%	1.55%
Service Shares	Sep. 02, 2003	0.02%	0.04%	1.46%	1.39%

The 7-day yield for Shares of the Portfolio as of December 31, 2014: 0.03%. The 7-day yield for Service Shares of the Portfolio as of December 31, 2014: 0.03%. For the current 7-day yield call 800-637-1380 or visit www.northerninstitutionalfunds.com.